Jun-12-03 03:47pm From-NEW YORK STOCK EXCHANGE +2126565893 T-061 P.005/005 F-549

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-10899

03056186

NYSE

June 12, 2003

RECD S.E.C.
JUN 1 2 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 13 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KIMCO REALTY CORPORATION, Class F Depositary Shares, each of which represents a one-tenth fractional interest in a share of 6.65% Class F Cumulative Redeemable Preferred Stock, liquidation preference $250.00 per share, of the Registrant and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 12, 2003. Tentative listing date – June 13, 2003.

Sincerely,

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